Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,654	$ 57
Trade accounts receivable	1,064	815
Prepayments and other	1,715	808
Due from related party		75
Inventories	923	587
Prepaid bareboat charter hire		1,656
Restricted cash	907	1,290
Total current assets	7,263	5,288
FIXED ASSETS:
Advances for vessels under construction (Note 4)		38,744
Vessels, net (Note 4)	364,550	180,635
Right of use assets from operating leases*	18,717
Other fixed assets, net	667	669
Total fixed assets	383,934	220,048
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire		3,621
Restricted cash	9,196	6,315
Investments in unconsolidated joint ventures (Note 13)	22,488	22,063
Derivative financial instruments (Note 11)	165	1,153
Total non-current assets	31,849	33,152
Total assets	423,046	258,488
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	27,169	10,210
Short-term debt (Note 7)		13,416
Due to related parties	689	4,223
Accounts payable	5,909	4,098
Accrued liabilities	4,129	2,957
Unearned revenue	4,175
Current portion of Operating lease liabilities	4,985
Current portion of derivative financial instruments (Note 11)	281	1,915
Total current liabilities	47,337	36,819
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	239,073	101,358
Long term debt from related party (Note 7)		15,671
Non-current portion of Operating lease liabilities	9,283
Non-current portion of derivative financial instruments (Note 11)	1,257	359
Total non-current liabilities	249,613	117,388
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	296,950	154,207
MEZZANINE EQUITY:
Preferred stock; 0 and 28,158 Series E Shares issued and outstanding at December 31, 2018 and June 30, 2019 with $0.01 par value (refer to Mezzanine Equity - Note 12)	32,381
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2018 and 100,000 Series D shares and 28,158 Series E Shares were issued and outstanding at June 30, 2019 (refer to Mezzanine Equity - Note 12)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 1,150,873 and 1,542,355 shares issued and outstanding at December 31, 2018 and June 30, 2019 (Note 9)	15	11
Additional paid-in capital	403,494	412,048
Accumulated deficit	(308,407)	(307,779)
Accumulated other comprehensive income	(1,388)
Total stockholders’ equity	93,715	104,281
Total liabilities, mezzanine equity and stockholders’ equity	$ 423,046	$ 258,488